FINANCIAL STATEMENTS SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating cost and expenses:
General and administrative	¥ (230,248)	$ (33,074)	¥ (150,465)	¥ (95,597)
Total operating cost and expanses	1,695,507	243,546	2,196,734	1,564,189
Loss from operations	534,669	76,799	685,206	686,661
Interest income	5,720	822	169	1,922
Other income, net	23,425	3,364	20,298	12,609
Income tax expense	37,007	5,315	93,915	161,647
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	471	68
Other comprehensive income	471	68
Comprehensive income	528,216	75,872	611,758	539,545
Parent Company
Operating cost and expenses:
General and administrative	(2,886)	(415)
Total operating cost and expanses	(2,886)	(415)
Loss from operations	(2,886)	(415)
Interest income	4,910	705
Other income, net	1
Income before taxes and income from equity in subsidiaries and VIEs	2,025	290
Income tax expense	0	0
Equity in earnings of subsidiaries and VIEs	525,722	75,515	611,758	539,545
Net income	527,747	75,805	611,758	539,545
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	469	67
Other comprehensive income	469	67
Comprehensive income	¥ 528,216	$ 75,872	¥ 611,758	¥ 539,545